UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21601

Registrant Name: PIMCO FLOATING RATE STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 8/31

Date of Reporting Period: 11/30

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                        PIMCO FLOATING RATE STRATEGY FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

    PRINCIPAL
      AMOUNT
      (000)                                                                                                               VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                   SENIOR LOANS (a) (b) (c) (g)-36.5%
                   ADVERTISING-0.8%
$     7,000        Advert Direct Sol, 4.09%, 11/9/11, Term B ..................                                        $ 7,064,897
                                                                                                                       -----------

                   AUTOMOTIVE PRODUCTS-1.4%
      5,000        Plastec, 4.73%, 2/15/10 ....................................                                          5,082,290
      5,000        TRW Automotive Inc., 3.88%, 10/29/10, Term E 20 ............                                          5,029,165
      2,746        Volkswagon AG, 4.58%, 4/7/11 ...............................                                          2,799,547
                                                                                                                       -----------
                                                                                                                        12,911,002
                                                                                                                       -----------

                   BUILDING/CONSTRUCTION-0.6%
      5,094        Nortek, 4.62%, 8/24/11 .....................................                                          5,187,770
        392        Nortek, 5.50%, 8/24/11 .....................................                                            395,059
                                                                                                                       -----------
                                                                                                                         5,582,829
                                                                                                                       -----------
                   CHEMICALS-1.8%
      2,000        Brenntag AG, 4.73%, 2/28/12, Term B2 .......................                                          2,036,250
         80        Hercules Inc., 3.73%, 10/8/10, Term B ......................                                             81,097
      1,311        Hercules Inc., 3.97%, 10/8/10 ..............................                                          1,322,234
      2,000        Huntsman International LLC., 5.38%, 12/30/10 ...............                                          2,040,500
     10,500        Rockwood Sprical, 4.63%, 7/30/12 ...........................                                         10,581,564
                                                                                                                       -----------
                                                                                                                        16,061,645
                                                                                                                       -----------
                   DIVERSIFIED MANUFACTURING-1.6%
      5,000        Invensys plc, 6.76%, 12/30/09, Term B ......................                                          5,150,000
      3,555        Kraton Polymers Group, 4.38%, 12/2/09 ......................                                          3,602,058
      5,985        Lyondell Citgo, 3.59%, 5/30/07, Term B .....................                                          6,029,850
         15        Lyondell Citgo, 3.87%, 5/30/07 .............................                                             15,150
                                                                                                                       -----------
                                                                                                                        14,797,058
                                                                                                                       -----------
                   COMPUTER SOFTWARE-0.1%
      1,000        UGS Corp., 4.46%, 5/26/11, Term B ..........................                                          1,016,875
                                                                                                                       -----------

                   CONSUMER PRODUCTS-1.3%
        587        Graham Packaging Co., 4.56%, 9/15/11, Term B ...............                                            596,282
      6,913        Graham Packaging Co., 4.63%, 9/15/11, Term B ...............                                          7,027,603
      4,000        Revlon Inc., 7.86%, 7/31/10, Term B ........................                                          4,100,000
                                                                                                                       -----------
                                                                                                                        11,723,885
                                                                                                                       -----------

                   CONTAINERS-2.2%
      3,000        Affinia Group, 11/30/11 (j) ................................                                          3,000,000
      3,000        Horizon Lines Holding LLC., 4.35%, 7/4/11 ..................                                          3,054,999
      2,500        Intertape Polymer Corp., 4.14%, 7/30/11 ....................                                          2,543,750
      4,363        Smurfit Stone Container Corp., 1.92%, 11/1/09 ..............                                          4,437,636
      5,637        Smurfit Stone Container Corp., 4.06%, 11/1/10 ..............                                          5,734,755
        630        Solo Cup Co., 4.40%, 2/27/11, Term B .......................                                            642,675
        151        Solo Cup Co., 4.46%, 2/27/11, Term B .......................                                            154,088
        487        Solo Cup Co., 4.48%, 2/27/11, Term B .......................                                            496,868
        232        Solo Cup Co., 4.62%, 2/27/11, Term B .......................                                            236,604
                                                                                                                       -----------
                                                                                                                        20,301,375
                                                                                                                       -----------
                   ENERGY-4.5%
     12,000        El Paso Corp., 11/22/09 (j) . ..............................                                         12,102,192
      8,000        El Paso Corp., 11/22/09 (j) ................................                                          8,048,568
      4,000        Foundation Coal Holdings Inc., 4.04%, 7/30/11, Term B ......                                          4,064,500
      7,183        Headwaters Inc., 5.33%, 4/30/11 . ..........................                                          7,285,209
        317        Headwaters Inc., 7.00%, 4/30/11, Term B ....................                                            321,043
      7,074        Polypore International Inc., 4.53%, 11/12/11, Term B .......                                          7,179,603
      1,000        Premcor Refining Group Inc., 3.74%,4/26/09  ................                                          1,015,625
                                                                                                                       -----------
                                                                                                                        40,016,740
                                                                                                                       -----------
                   ENTERTAINMENT-0.2%
      1,000        Warner Music Group Inc., 4.32%, 2/27/11 ....................                                          1,017,188
          5        Warner Music Group Inc., 4.66%, 2/27/11 ....................                                              5,111
        497        Warner Music Group Inc., 4.66%, 2/27/11 ....................                                            506,038
        497        Warner Music Group Inc., 4.97%, 2/27/11 ....................                                            506,038
                                                                                                                       -----------
                                                                                                                         2,034,375
                                                                                                                       -----------
                   FINANCIAL SERVICES-1.3%
      1,450        BCP Caylux Holdings Inc., 6.23%, 6/8/11, Term C ...........................                           1,484,437
      3,800        Nalco Co., 4.42%, 11/1/10, Term B .........................................                           3,843,343
      6,000        Refco Group Ltd., 4.89%, 7/30/11 ..........................................                           6,072,750
                                                                                                                       -----------
                                                                                                                        11,400,530
                                                                                                                       -----------

                   HEALTH & HOSPITALS-1.4%
      6,000        Ardent Health Inc., 6.00%, 8/15/11 ........................................                           6,022,500
      3,000        Community Health Systems Inc., 3.96%, 8/16/11, Term B (d) .................                           3,026,250
        877        Davita, Inc. 3.87%, 6/23/09, Term B .......................................                             889,240
        309        Davita, Inc. 3.98%, 6/23/09, Term B .......................................                             313,721
        877        Davita, Inc. 3.98%, 6/23/09, Term B .......................................                             889,240
        522        Davita, Inc. 4.07%, 6/23/09, Term B .......................................                             529,404
        866        Davita, Inc. 4.17%, 6/23/09, Term B .......................................                             878,238
        522        Davita, Inc. 4.34%, 6/23/09, Term B .......................................                             529,404
                                                                                                                       -----------
                                                                                                                        13,077,997
                                                                                                                       -----------

                        PIMCO FLOATING RATE STRATEGY FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

    PRINCIPAL
      AMOUNT
      (000)                                                                                                               VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                   SENIOR LOANS  (continued)
                   HOTELS/GAMING-1.4%
$     2,500        Ameristar Casinos Inc., 12/20/06 (j) ......................................                         $ 2,539,582
      5,500        Choctaw Resort Development Enterprise Inc., 11/4/11 (j) ...................                           5,606,562
      3,333        Host Marriott LP., 9/10/08 (d) (j) ........................................                           3,108,072
      1,667        Host Marriott LP., 9/10/08 (d) (j) ........................................                           1,554,036
                                                                                                                       -----------
                                                                                                                        12,808,252
                                                                                                                       -----------

                   MACHINERY-0.4%
      3,153        Agco Corp., 3.95%, 1/31/06 ................................................                           3,211,044
        683        Agco Corp., 3.98%, 1/31/06 ................................................                             695,962
                                                                                                                       -----------
                                                                                                                         3,907,006
                                                                                                                       -----------
                   MEASURING INSTRUMENTS-0.9%
      8,000        Dresser, Inc., 10/29/09 (j) ...............................................                           8,136,000
                                                                                                                       -----------

                   MISCELLANEOUS-0.4%
      3,238        Innophos Inc., 4.39%, 8/15/11, Term B .....................................                           3,312,032
                                                                                                                       -----------

                   MULTI-MEDIA-1.2%
                   DirectTV Holdings LLC,
        988          3.95%, 3/6/10 ...........................................................                           1,004,077
      1,012          4.09%, 3/6/10 ...........................................................                           1,027,673
      4,000        Insight Midwest Holdings LLC., 4.75%, 12/31/09, Term B ....................                           4,072,776
      2,500        Primedia Inc., 6.69%, 11/10/09, Term C ....................................                           2,507,292
      2,000        Thompson Media, 11/8/11 (j) ...............................................                           2,000,000
                                                                                                                       -----------
                                                                                                                        10,611,818
                                                                                                                       -----------
                   OFFICE EQUIPMENT-0.4%
      4,000        Xerox Corp., 3.73%, 4/30/05, Term B .......................................                           4,032,500
                                                                                                                       -----------

                   OIL & GAS-0.3%
      2,488        Midwest Generation LLC, 5.26%, 4/27/11 ....................................                           2,528,181
                                                                                                                       -----------

                   PAPER PRODUCTS-0.3%
      2,549        Roseburg Forest Products Co., 3.96%, 1/26/10 ..............................                           2,564,859
                                                                                                                       -----------

                   PIPELINES-0.4%
      2,000        Kinetics Concepts Inc., 3.98%, 7/14/10, Term B ............................                           2,029,584
      2,000        Kinetics Concepts Inc., 3.98%, 8/10/11, Term B ............................                           2,029,584
                                                                                                                       -----------
                                                                                                                         4,059,168
                                                                                                                       -----------
                   PRINTING/PUBLISHING-0.8%
      6,851        RH Donnelley Corp., 4.05%, 6/30/11, Term B ................................                           6,927,610
                                                                                                                       -----------

                   REAL ESTATE-0.7%
      6,000        General Growth Properties Inc.,- REIT, 4.35%, 11/12/08 ....................                           6,029,064
                                                                                                                       -----------

                   RETAIL-0.8%
          3        Jean Coutu Group Inc., 4.25%, 7/30/11 .....................................                               2,543
      2,998        Jean Coutu Group Inc., 4.44%, 7/30/11 .....................................                           3,049,276
      3,000        Simmons Co., 4.19%, 12/19/11, Term C ......................................                           3,039,999
      1,000        Simmons Co., 5.13%, 6/19/12 ...............................................                           1,020,000
                                                                                                                       -----------
                                                                                                                         7,111,818
                                                                                                                       -----------

                   TELECOMMUNICATIONS-7.4%
      2,500        Alliance Atlantis Communications Inc., 10/19/11, Term B (j) ...............                           2,534,375
      5,972        Centennial Cellular Communications Inc., 4.34%-5.15%, 1/20/11, Term B .....                           6,061,537
     12,000        Charter Communication Inc. 5.29%-5.38%, 4/26/11 ...........................                          11,986,068
      2,000        Dex Media East LLC, 4.18%, 5/8/09, Term B .................................                           2,025,000
      5,387        Dex Media West LLC, 4.38%, 9/9/10, Term B .................................                           5,443,153
      1,000        Inmarsat Ventures PLC., 4.89%-5.39%, 10/10/11, Term C .....................                           1,010,625
                   Mediacomm Communications Corp.,
      1,970          2.99%, 3/31/10, Term A ..................................................                           1,950,300
      2,000          4.17%, 9/30/10, Term B ..................................................                           2,032,876
      2,500        New Skies Satellite, 4.88%, 5/2/10 ........................................                           2,541,668
        881        Panamsat Corp., 4.63%, 8/20/09 ............................................                             887,157
        392        Panamsat Corp., 4.63%, 8/20/09 ............................................                           1,852,841
     10,500        Qwest Corp., 6.50%, 6/5/07, Term A ........................................                          10,961,559
      5,000        Qwest Corp., 6.95%, 6/5/10 ................................................                           5,113,750
      6,000        Valor Telecommnications., 9/23/09, Term B (j) .............................                           6,075,000
      1,265        Western Wireless Corp., 4.12%, 5/28/10 ....................................                           1,273,451
        616        Western Wireless Corp., 4.21%, 5/28/10 ....................................                             619,817
        887        Western Wireless Corp., 4.60%, 5/28/10 ....................................                             903,105

                        PIMCO FLOATING RATE STRATEGY FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004
                             (UNAUDITED) (CONTINUED)

    PRINCIPAL
      AMOUNT
      (000)                                                                                                                VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                   SENIOR LOANS (CONTINUED)
 $      298        Western Wireless Corp., 4.96%, 5/30/11, Term B ............................                         $   303,198
        411        Western Wireless Corp., 5.05%, 6/30/11 ....................................                             417,844
      1,642        Western Wireless Corp., 5.07%, 5/30/11, Term A ............................                           1,671,376
        411        Western Wireless Corp., 5.08%, 5/30/11 ....................................                             417,844
        411        Western Wireless Corp., 5.12%, 5/30/11 ....................................                             417,844
                                                                                                                       -----------
                                                                                                                        66,500,388
                                                                                                                       -----------

                   RECREATION-0.5%
          5        Loews Cineplex Inc., 4.42%, 7/8/11 ........................................                               5,072
      1,043        Loews Cineplex Inc., 4.42%, 7/8/11 ........................................                           1,057,688
        952        Loews Cineplex Inc., 4.44%, 7/8/11 ........................................                             966,146
      2,000        Six Flags Theme Parks, Inc., 4.57%, 6/30/09 ...............................                           2,022,500
                                                                                                                       -----------
                                                                                                                         4,051,406
                                                                                                                       -----------

                   RETAIL - 1.1%
      9,429        Boise Cascade LLC, 4.47%, 10/29/11 ........................................                           9,598,440
                                                                                                                       -----------

                   UTILITIES-0.2%
                   AES Corp,
        714          4.25%, 4/30/08, Term B ..................................................                             726,384
        714          4.44%, 4/30/04, Term B ..................................................                             727,827
                                                                                                                       -----------
                                                                                                                         1,454,211
                                                                                                                       -----------
                   WASTE DISPOSAL-2.1%
      2,000        Allegheny Energy Inc., 3/8/11 Term B (j) ..................................                           2,037,500
      9,000        Allegheny Energy Inc., 3/8/11 (j) .........................................                           9,168,750
      6,515        Allied Waste North America Inc., 4.62%, 4/30/10 ...........................                           6,611,811
         97        Allied Waste North America Inc., 4.62%, 4/30/10 ...........................                              97,649
        322        Allied Waste North America Inc., 4.62%, 4/30/10 ...........................                             325,498
        322        Allied Waste North America Inc., 4.63%, 4/30/10, Term B ...................                             325,498
          4        Allied Waste North America Inc., 4.82%, 4/30/12 ...........................                               3,733
         49        Allied Waste North America Inc., 4.95%, 4/30/10 ...........................                              49,381
        193        Allied Waste North America Inc., 4.97%, 4/30/10, Term B ...................                             195,299
                                                                                                                       -----------
                                                                                                                        18,815,119
                                                                                                                       -----------

                   Total Senior Loans (cost-$328,180,468) ....................................                         328,437,080
                                                                                                                       -----------

                                                                                                      CREDIT RATING
                   ASSET-BACKED SECURITIES-10.4%                                                       (MOODY'S/S&P)
                                                                                                     ---------------
      3,000        Accredited Mortgage Loan Trust, 2.29%, 1/25/35 (d) (f) ....................           Aaa/AAA         3,000,000
      7,130        Amortizing Residential Collateral Trust, 2.66%, 12/25/32 (f) ..............           Aaa/AAA         7,156,480
     11,069        Bear Stearns Asset Backed Securities, Inc. 2.63%, 12/25/33 (f) ............           Aaa/AAA        11,112,294
      7,000        Asset Backed Securities Corp., 2.53%, 12/25/34 (d) (f) ....................           Aaa/AAA         7,000,000
      1,087        Credit Based Asset Trust, 2.52%, 2/5/33 (f) ...............................           Aaa/AAA         1,088,968
      6,046        Chase Funding Mortgage Loan Trust 2.51%, 1/25/33 (f) ......................           Aaa/AAA         6,059,196
      8,524        Cit Group Home Equity Loan Trust, 2.45%, 6/25/33 (f) ......................           Aaa/AAA         8,521,957
      7,000        CWMBS Inc., 12/30/34 (d) (j) ..............................................           Aaa/AAA         6,998,906
      7,000        CWMBS Inc., 12/30/34 (d) (j) ..............................................           Aaa/AAA         6,996,719
      7,000        Fremont Home Loan Trust 2.34%, 12/25/34 (d) (f) ...........................           Aaa/AAA         7,000,000
      7,662        Indymac Home Equity, 2.34%, 7/25/34 (f) ...................................           Aaa/AAA         7,665,754
      7,808        Long Beach Mortgage Loan Trust, 2.50%, 7/25/33 (f).........................           Aaa/AAA         7,821,804
      3,362        Morgan Stanley Capital I, 2.34%, 1/25/34 (f) ..............................            NR/AAA         3,364,121
      5,041        Salomon Brothers Mortgage SecuritiesVII, 2.48%, 3/25/32 (f) ...............            NR/AAA         5,040,241
      4,563        Wells Fargo Bank NA., 2.34%, 6/25/19 (f) ..................................           Aaa/AAA         4,565,313
                                                                                                                       -----------
                   Total Asset-Backed Securities (cost-$93,344,749)                                                     93,391,753
                                                                                                                       -----------

                   COLLATERALIZED MORTGAGE OBLIGATIONS (d) (f)-0.8%
      7,000        Master Adjustable Rate Mortgage Trust, 3.787%, 12/21/34 (cost-$7,009,843)             Aaa/AAA         7,006,541
                                                                                                                       -----------

                   CORPORATE BONDS & NOTES-11.1%
                   AIRLINES - 0.7%
                   Jetblue Airways Corp., pass thru certificates,
      4,000          5.39%, 11/15/08 Ser. 04-2 (d) (f) .........................................            Ba1/NR       4,009,097
      2,300          6.13%, 3/15/08 Ser. 04-1(f) ...............................................           Ba1/BB+       2,380,857
                                                                                                                       -----------
                                                                                                                         6,389,954
                                                                                                                       -----------

                        PIMCO FLOATING RATE STRATEGY FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004
                             (UNAUDITED) (CONTINUED)

    PRINCIPAL
      AMOUNT                                                                                        CREDIT RATING
      (000)                                                                                         (MOODY'S/S&P)         VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS & NOTES (continued)
                   FINANCIAL SERVICES-1.5%
$     5,750        Borden US Financial Corp., 6.82%, 7/15/10 (a) (e) (f) .....................            B3/B-        $ 6,037,500
      5,000        General Motors Acceptance Corp., 4.56%, 12/1/14 (f) .......................          Baa1/BBB-        4,955,505
      2,343        Indosuez Capital Funding III, 2.27%, 12/31/08 (a) (e) (f) .................            Aa3/NA         2,347,832
                                                                                                                       -----------
                                                                                                                        13,340,837
                                                                                                                       -----------

                   HEALTH & HOSPITALS-0.6%
      5,000        HCA Inc., 5.25%, 11/6/08 ..................................................           Ba2/BB+         5,013,085
                                                                                                                       -----------

                   HOTELS/GAMING-0.0%
        320        Park Place Entertainment Corp., 7.88%, 12/15/05 ...........................           Ba2/BB-           333,600
                                                                                                                       -----------

                   MULTI-MEDIA- 0.8%
      7,000        Cablevision Systems Corp., 6.67%, 4/1/09 (a) (e) (f) ......................            B3/B+          7,437,500
                                                                                                                       -----------

                   OIL & GAS-0.3%
      2,500        Gaz Capital SA, 9.125%, 4/25/07 ...........................................            NR/BB-         2,737,750
                                                                                                                       -----------

                   PAPER PRODUCTS-1.7%
      7,000        Abitibi-Consolidated Inc., 5.38%, 6/15/11 (f) .............................            Ba3/BB         7,197,500
      4,000        Boise Cascade LLC, 5.005%, 10/15/12 (a) (e) (f) ...........................            B1/B+          4,120,000
      4,000        Bowater Inc., 4.88%, 3/15/10 (f) ..........................................            Ba3/BB         4,040,000
                                                                                                                       -----------
                                                                                                                        15,357,500
                                                                                                                       -----------

                   SEMI-CONDUCTORS-0.3%
      2,750        Freescale Semiconductor, 4.82%, 7/15/09 (f) ...............................           Ba2/BB+         2,860,000
                                                                                                                       -----------

                   TELECOMMUNICATIONS-5.2%
      5,000        Dobson Cellular Systems Inc., 6.96%, 11/1/11(a) (e) (f) ...................            B2/B-          5,137,500
      5,499        Echostar DBS Corp., 5.26%, 10/1/08 (f) ....................................           Ba3/BB-         5,732,708
     11,500        MCI Inc., 5.91%-6.69%, 5/1/07-5/1/09 ......................................            NR/NR         11,662,500
      2,000        New Skies Satellites NV., 7.44%, 11/1/11 (a) (e) (f) ......................            B3/B-          2,060,000
      4,650        Quest Communications International, 5.79%, 2/15/09 (a) (e) (f) ............             B3/B          4,661,625
      7,750        Rogers Wireless Inc., 5.53%, 12/15/10 (a) (e) (f) .........................            Ba3/BB         8,060,000
      3,500        Rural Cellular Corp., 6.38%, 3/15/10 (f) ..................................            B2/B-          3,622,500
      5,820        Time Warner Telecom Holdings, 6.29%, 2/15/11 (f) ..........................             B1/B          5,834,550
                                                                                                                       -----------
                                                                                                                        46,771,383
                                                                                                                       -----------
                   Total Corporate Bonds & Notes (cost-$99,942,951)                                                    100,241,609
                                                                                                                       -----------

                   SOVEREIGN DEBT OBLIGATIONS (f)-1.5%
                   BRAZIL-1.5%
     14,118        Federal Republic of Brazil, 2.1875%, 4/15/09 (cost-$12,919,578) ...........            B2/B+         13,268,887
                                                                                                                       -----------

                   SHORT-TERM INVESTMENTS-39.7%
                   COMMERCIAL PAPER-11.8%
                   BANKING-7.0%
     17,700        Bank of America NA, 2.26%, 3/9/05 .........................................           Aaa/AAA        17,700,000
     17,700        Citigroup, 2.275%, 2/18/05 ................................................           Aaa/AAA        17,700,000
     14,900        HSBC Bank USA, 2.335%, 3/23/05 ............................................           Aaa/AAA        14,900,000
     12,800        Rabobank USA Financial Corp., 2.03%, 12/1/04 ..............................           Aaa/AAA        12,800,000
                                                                                                                       -----------
                                                                                                                        63,100,000
                                                                                                                       -----------
                   CONGLOMERATES-2.5%
     22,600        General Electronic Capital Corp., 2.32%-2.34%, 2/24/05-3/22/05 ............           P-1/AAA        22,437,528
                                                                                                                       -----------

                   OIL & GAS-2.3%
     20,600        TotalFinaElf SA, 2.05%, 12/1/04 ...........................................            B1/B+         20,600,000
                                                                                                                       -----------
                   Total Commercial Paper (cost-$106,140,589)                                                          106,137,528
                                                                                                                       -----------

                        PIMCO FLOATING RATE STRATEGY FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004
                             (UNAUDITED) (CONTINUED)

    PRINCIPAL
      AMOUNT                                                                                         CREDIT RATING
      (000)                                                                                          (MOODY'S/S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS (CONTINUED)
                   CORPORATE NOTES-1.7%
                   ENERGY - 0.6%
$     5,000        CMS Energy Corp., 7.00%, 1/15/05 ..........................................            B3/B+       $  5,035,135
                                                                                                                      ------------

                   FINANCIAL SERVICES-0.7%
      6,000        Ford Motor Credit Co., 7.60%, 8/1/05 ......................................           A3/BBB-         6,162,672
                                                                                                                      ------------

                   MULTI-MEDIA-0.4%
      4,000        Rogers Cable Systems., 10.00%, 3/15/05 Series B ...........................           Ba3/BB+         4,080,000
                                                                                                                      ------------
                   Total Corporate Notes-(cost-$15,281,373)                                                             15,277,807
                                                                                                                      ------------

                   U.S. GOVERNMENT & AGENCY SECURITIES - 18.2%
                   FANNIE MAE-8.3%
     75,300        1.98%-2.21%, 1/26/05-3/3/05 ...............................................           Aaa/AAA        74,988,753
                                                                                                                      ------------

                   FEDERAL HOME LOAN BANK - 9.7%
     87,800        1.759%-2.26%, 12/8/04-3/14/05 .............................................           Aaa/AAA        87,409,995
                                                                                                                      ------------

                   U.S. TREASURY BILLS (i)-0.2%
      1,450        1.83%-1.915%, 12/16/04 ....................................................           Aaa/AAA         1,448,873
                                                                                                                      ------------
                   Total U.S. Government & Agency Securities (cost-$163,897,134)                                       163,847,621
                                                                                                                      ------------

                   REPURCHASE AGREEMENTS-8.0%
     20,240        State Street Bank & Trust Co dated 11/30/04, 1.65%, due 12/1/04, proceeds:$20,240,928; collateralized by Federal Home Loan Bank, 12/15/05,
                   valued at $20,649,317 (cost-$20,240,000) ..................................                          20,240,000
                                                                                                                      ------------

     50,000        U.S. Treasury Repo. dated 11/30/04, 1.90%, due 12/1/04,
                   proceeds:$50,002,639; collateralized by Federal Home Loan Bank, 12/15/05,
                   valued at $51,308,377 (cost-$50,000,000) ..................................                          50,000,000
                                                                                                                      ------------

      1,600        U.S. Treasury Repo. dated 11/30/04, 1.90%, due 12/1/04,
                   proceeds:$1,600,084; collateralized by Federal Home Loan Bank,12/15/05,
                   valued at $1,642,400 (cost-$1,600,000) ....................................                           1,600,000
                                                                                                                      ------------
                   Total U.S.Government & Agency Securities (cost-$71,840,000)                                          71,840,000
                                                                                                                      ------------
                   Total Short-Term Investments (cost-$357,159,096) ..........................                         357,102,956
                                                                                                                      ------------

                   PUT OPTIONS PURCHASED (h)-0.0%
    Contracts      CME Euro Futures,  Chicago Board of Trade:
   ---------
       275           Strike Price $93.75, expires 9/19/05 ....................................                               1,719
       205           Strike Price $97.375, expires 12/13/05 ..................................                               1,281
                                                                                                                      ------------
                   Total put options purchased (cost-$4,800)                                                                 3,000
                                                                                                                      ------------

                   TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
                   (cost-$898,561,485)-100.0% ................................................                         899,451,826
                                                                                                                      ------------

                   CALL OPTION WRITTEN (h)-0.0%
                   U.S. Treasury Notes Futures, Chicago Board of Trade:
      (341)          Strike Price $114, expires 2/18/05 ......................................                             (79,922)
      (341)          Strike Price $109, expires 2/18/05 ......................................                            (218,453)
                                                                                                                      ------------
                   Total call options written (premiums received-$301,146)                                                (298,375)
                                                                                                                      ------------
                   TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                   (cost-$898,260,339)-100.0% ................................................                        $899,153,451
                                                                                                                      ------------


OTHER INVESTMENTS:

(a) Credit default swaps outstanding at November 30, 2004:


                                                   NOTIONAL                       FIXED
SWAP                                            AMOUNT PAYABLE                   PAYMENTS      UNREALIZED
COUNTERPARTY/REFERENCED                           ON DEFAULT     TERMINATION    RECEIVED BY   APPRECIATION
DEBT OBLIGATION                                     (000)           DATE         THE FUND    (DEPRECIATION)
-----------------------                         --------------   -----------    -----------  --------------

Bank of America
CMS Energy Credit                               $        5,000     12/20/09         2.15%     $    43,827

Bank of America
Nextel Credit                                            5,000     12/20/09         0.95%            (648)

Bank of America
Royal Carribbean Credit                                  5,000     12/20/09         1.12%           3,787

Bank of America
Williams Co. Inc. Credit                                 5,000     12/20/09         1.65%          55,857

Bear Stearns
Dura Operating Credit                                    4,500     12/20/09         4.15%         (16,849)

Bear Stearns
MGM Mirage Credit                                        5,000     12/20/09         1.54%          41,478

Bear Stearns
Smurfit Stone Credit                                     5,000     12/20/09         1.87%         (28,836)

Citibank
Host Marriott Credit                                     5,000     12/20/09         1.70%          11,855

Citibank
Reliant Resources Credit                                 5,000     12/20/09         3.20%          95,778

Credit Suisse
Dow Jones CDX                                           12,000     12/20/09         3.75%          43,900

Credit Suisse
Equistar Credit                                          5,000     12/20/09         2.25%          32,062

Credit Suisse
SAMI                                                    10,000      9/20/08         2.45%         111,396

Credit Suisse
SAMI                                                    10,000     12/20/09         2.15%          70,445

                                                   NOTIONAL                       FIXED
SWAP                                            AMOUNT PAYABLE                   PAYMENTS      UNREALIZED
COUNTERPARTY/REFERENCED                           ON DEFAULT     TERMINATION    RECEIVED BY   APPRECIATION
DEBT OBLIGATION                                     (000)           DATE         THE FUND    (DEPRECIATION)
-----------------------                         --------------   -----------    -----------  --------------

Credit Suisse
Vintage Petroleum Credit                        $        5,000     12/20/09         1.95%     $       274

Goldman Sachs
Georgia Pacific Credit                                   5,000     12/20/09         1.15%          46,730

JP Morgan Chase Bank
Caesars Entertainment Credit                             5,000     12/20/09         0.78%          29,193

JP Morgan Chase Bank
Dow Jones Credit                                        12,000     12/20/09         3.75%         118,900

JP Morgan Chase Bank
NRG Energy Credit                                        5,000     12/20/09         2.20%             308

Lehman Brothers
Boyd Credit                                              5,000     12/20/09         1.65%          66,164

Lehman Brothers
Hayes Lemmerz Credit                                     5,000     12/20/09         2.50%          20,558

Lehman Brothers
HCA Credit                                               5,000     12/20/09         1.55%          (2,847)

Lehman Brothers, Inc.
Panamsat Credit                                          3,000     12/20/09         3.00%         109,383

Lehman Brothers
Starwood Credit                                          5,000     12/20/09         1.15%          10,265

Lehman Brothers
Stations Casinos Credit                                  5,000     12/20/09         1.45%           9,962

Lehman Brothers
TRW Credit                                               5,000     12/20/09         2.05%         122,196

Merrill Lynch
AES Credit                                               3,000     12/20/09         2.60%          24,470

Merrill Lynch
Arvinmeritor Credit                             $        4,500     12/20/09         2.25%     $    99,199

Merrill Lynch
Chesapeake Energy Credit                                 5,000     12/20/09         1.30%          44,347

Merrill Lynch
Delhaize America Credit                                  5,000     12/20/09         1.07%          61,212

Merrill Lynch
Electronic Data Systems Credit                           5,000     12/20/09         1.45%          28,590

Merrill Lynch
Toys R Us Credit                                         5,000     12/20/09         3.20%          98,167

Merill Lynch
Vintage Petroleum Credit                                 3,000     12/20/09         1.50%          26,342

Morgan Stanley
Dow Jones Credit                                        25,000     12/20/09         2.60%         320,417

Wachovia
Ford Motor Credit                                        5,000     12/20/09         2.14%          14,107

Wachovia
General Motors Credit                                    5,000     12/20/09         2.26%          (7,374)
                                                                                              -----------
                                                                                              $ 1,704,615
                                                                                              ===========

b) Options written for the period ended November 30, 2004:


                                                        CONTRACTS     PREMIUMS
                                                        ---------     --------
     Options outstanding, October 29, 2004                    --           --
     Options written                                          682     $301,146
                                                        ---------     --------
     Options outstanding, November 30, 2004                   682      301,146
                                                        =========     ========


c) Futures contracts outstanding at November 30, 2004:


                                       NOTIONAL                      UNREALIZED
TYPE                                    AMOUNT    EXPIRATION DATE   DEPRECIATION
----                                   --------   ---------------   ------------
Long: Financial Future Euro-CME         243,806       12/13/04       $  125,060


d) Forward foreign currency contracts outstanding at November 30, 2004:


                                                      U.S. $ VALUE       U.S. $ VALUE       UNREALIZED
SOLD:                                               ORIGINATION DATE   NOVEMBER 30, 2004   DEPRECIATION
-----                                               ----------------   -----------------   ------------
2,808,000 Euro Dollars Settling 12/9/04              $    3,628,441     $     3,732,086     $  103,645

At November 30, 2004, the Fund had an unfunded loan commitment pursuant to the following loan agreements:


     BORROWER                                              UNFUNDED COMMITMENT
     --------                                              -------------------
     Innophos Term Loan B                                             $371,318
     Innophos Term Loan B                                              386,650



-----------------------------------
 NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not easily available or if a development/event occurs that may impact the value of the security, may be fair-valued pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued weekly by an independent pricing service or, are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics for which a secondary market exists. Senior Loans for which a secondary market does not exist, are valued at fair value by the Fund's Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan, Exchange traded options futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on the last business day of the week.

(a) Private Placement. Restricted as to resale and may not have a readily available market.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(c) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(d)  Fair-valued security.

(e) 144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(f) Floating Rate Security. Interest rate shown is the rate in effect at November 30, 2004.

(g)  Illiquid security

(h)  Non-income producing security.

(i) All or partial principal amount segregated as initial margin on futures contracts.

(j)  Unsettled security, coupon rate undetermined at November 30, 2004.

GLOSSARY:

NR - Not Rated

REIT - Real Estate Investment Trust



ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(a)  Exhibit   99.CERT.   -  Certification   pursuant  to  Section  302  of  the
Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2005